Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 684	$ 726
Accounts receivable	6,548	6,695
Inventories	3,403	3,542
Prepaid expenses and other	193	237
Income taxes receivable	57
Assets held for sale	949
Total current assets	11,834	11,200
Investments	2,189	2,079
Fixed assets, net	8,095	8,176
Intangible assets, net	560	650
Goodwill	1,979	2,099
Deferred tax assets	300	238
Other assets	988	1,026
Consolidated total assets	25,945	25,468
Current liabilities
Short-term borrowings	1,098	259
Accounts payable	6,094	6,283
Accrued salaries and wages	769	836
Other accrued liabilities	1,734	1,739
Income taxes payable		18
Long-term debt due within one year	201	108
Liabilities held for sale	408
Total current liability	10,304	9,243
Long-term debt	3,084	3,195
Long-term employee benefit liabilities	597	670
Other long-term liabilities	400	326
Deferred tax liabilities	401	322
Total liability	14,786	13,756
Shareholders' equity
Common Shares [issued: 2018 - 327,339,095; 2017 - 358,063,217]	3,380	3,617
Contributed surplus	120	119
Retained earnings	8,376	8,074
Accumulated other comprehensive loss	(1,175)	(600)
Stockholders equity attributable to Magna International Inc	10,701	11,210
Non-controlling interests	458	502
Total stockholder's equity	11,159	11,712
Total liability and stockholders' equity	25,945	25,468
Commitments and contingencies [notes 17, 22 and 23]